Share Based Payment - Schedule of Restricted Stock Unit (RSU’s) Activity (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Restricted Stock Unit (RSU's) Activity [Line Items]
Shares, Outstanding beginning	200,000	317,000
Weighted average grant date fair value, Outstanding beginning	$ 236	$ 249
Shares, Granted RSUs		208,000
Granted Weighted average grant date fair value, Granted RSUs		$ 224
Shares, Issued	(4,378,705)	(325,000)
Granted Weighted average grant date fair value, Issued	$ 3,918	$ 640
Shares, Outstanding ending	50,000	200,000
Weighted average grant date fair value, ending	$ 142	$ 236
Shares, Granted restricted stock award	4,228,705
Granted Weighted average grant date fair value, Granted restricted stock award	$ 3,824